COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of Fair Value Assumptions)		6 Months Ended	12 Months Ended
	Jan. 02, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate		4.76%
Expected term in years	3 years	6 months
Dividend yield		0.00%
Volatility of common stock	72.00%	103.40%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate				0.18%
Expected term in years				3 years 6 months
Dividend yield
Volatility of common stock				91.60%
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			0.97%
Expected term in years			3 years 3 months
Volatility of common stock			72.00%
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			3.15%
Expected term in years			3 years 6 months
Volatility of common stock			80.00%